497C
March 2, 1999





VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:  The Jefferson Fund Group Trust
     File Nos. 3388756 and 811-8958
     Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of The Jefferson Fund Group Trust (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

That the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 6 to Form N-1A Registration Statement filed by the Trust on February 26, 1999, which is the most recent amendment to such registration statement; and That the text of Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 26, 1999.

Very truly yours,

THE JEFFERSON FUND GROUP TRUST



By:
     Lawrence Kujawski
     President


                         PROSPECTUS     FEBRUARY 28, 1999

                        JEFFERSON GROWTH AND INCOME FUND
                          JEFFERSON REGIONAL BANK FUND
                              JEFFERSON REIT FUND

                         THE JEFFERSON FUND GROUP TRUST

     The Jefferson Fund Group Trust (the "Trust") currently issues three series of its securities: the Jefferson Growth and Income Fund, the Jefferson Regional Bank Fund, and the Jefferson REIT Fund (each a "Fund" and together, the "Funds"). Each Fund is commonly known as a "mutual fund." This Prospectus sets forth information for potential buyers of Fund shares to consider in making their investment decision. The Funds are intended for long-term investors, not for those who may wish to redeem their shares after a short period of time.

     THE FUND SHARES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
     SECURITIES AND EXCHANGE COMMISSION AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        THE JEFFERSON FUND GROUPT TRUST
                        (800) 216-9785

                               TABLE OF CONTENTS

RISK/RETURN SUMMARY                                                       1
FEE AND EXPENSE INFORMATION                                               4
FINANCIAL HIGHLIGHTS                                                      6
INVESTMENT OBJECTIVES AND STRATEGIES                                      7
ADDITIONAL RISK INFORMATION                                              11
MANAGEMENT AND ORGANIZATION OF THE FUNDS                                 12
DISTRIBUTION ARRANGEMENTS                                                13
SHAREHOLDER INFORMATION                                                  14
RETIREMENT PLANS                                                         25
HISTORICAL PERFORMANCE DATA OF PRIVATE
     ACCOUNTS MANAGED BY UNIPLAN RELATING TO REITS                       26
APPEDNIX A - DESCRIPTION OF SECURITIES RATINGS                           27
PURCHASE APPLICATION
SUPPLEMENTAL APPLICATION
INDIVIDUAL RETIREMENT ACCOUNT (IRA) APPLICATION
INDIVIDUAL RETIREMENT ACCOUNT (IRA) TRANSGER FORM
EDUCATION IRA APPLICATION

                              RISK/RETURN SUMMARY

           The discussion below provides a brief overview of the investment objectives, principal investment strategies and principal risk for each Fund in the Jefferson family of funds

JEFFERSON GROWTH AND INCOME FUND

          The Jefferson Growth and Income Fund (the "Growth and Income Fund") aims to produce long-term capital appreciation and current income primarily by investing in equity securities.

          Most of the time more than 50% of the Growth and Income Fund's portfolio will be invested in equity securities. Under normal circumstances, the rest of the Growth and Income Fund's portfolio will primarily be invested in non-convertible debt securities, including short-term money market instruments and U.S. Government and agency securities.

          Uniplan, Inc. ("Uniplan") is the investment adviser for the Growth and Income Fund. Before purchasing or selling a security, Uniplan examines various financial characteristics of the issuer of the security and places an emphasis on issuers with favorable credit and earnings characteristics. Under Uniplan's approach to investing, factors internal to the issuer, such as product or service development, are more important than factors outside the issuer's control, such as interest rate changes, commodity price fluctuations, general stock market trends and foreign currency exchange values.

          Risks.

          Market Risk and Interest Rate Risk. Investing in the Growth and Income Fund is not without risk. An investor may lose money on his or her investment -- the value of the Fund's shares may increase or decrease as the market goes up and down. This is known as "market risk." There is also a risk that the Fund will not achieve its investment objectives. Additionally, because the Fund may invest in non-convertible debt securities, the price of those securities, and in turn, the price of the Fund's shares, may rise and fall with changes in interest rates. This is known as "interest rate risk."

       Year 2000 Risk. In addition to the risks described above, there is the so-called Year 2000 problem. The Fund could be adversely affected if the computer systems used by the Fund's service providers or by companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. Uniplan has taken steps to address this problem. In addition, Uniplan has obtained reasonable assurances that the Fund's major service providers are also taking steps to address this problem.

JEFFERSON REGIONAL BANK FUND

           The Jefferson Regional Bank Fund (the "Regional Bank Fund") aims primarily to produce long-term capital appreciation by investing in equity securities of regional banks and lending institutions, including commercial and industrial banks, savings and loan institutions, and bank holding companies. Current income is a secondary objective. Typically, the financial institutions in which the Regional Bank Fund invests provide full-service banking, have primarily domestic assets and are usually based outside of New York City. The financial institutions are not necessarily members of the Federal Reserve, and their deposits are not necessarily insured by the FDIC.


          Under normal circumstances the Regional Bank Fund will invest at least 65% of its assets in equity securities of regional banks and lending institutions; it may invest the remaining 35% of its assets in the equity securities of other financial services companies (including lending companies and banks in New York), in stocks of non-financial services companies and in non-convertible debt securities of various other issuers.

          Marshall Capital Management, Inc. ("Marshall Capital") is the investment adviser for the Regional Bank Fund. Marshall Capital selects securities for the Fund primarily on the basis of fundamental investment value and potential for future growth.

          Risks.

          Market Risk. Investing in the Regional Bank Fund is not without risk. An investor may lose money on his or her investment -- the value of the Fund's shares may increase or decrease as the market goes up and down. This is known as "market risk." There is also a risk that the Fund will not achieve its investment objectives.

          Concentration Risk and Interest Rate Risk. Another risk is "concentration risk." Because the Regional Bank Fund will concentrate in a single industry, its performance will be largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates may cause a decline in the value of any debt securities the Regional Bank Fund holds.

          Changes in State and Federal Law Risk. In addition to the general concentration risk, another risk of this Fund arises because of recent changes in state and Federal law, which are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and Federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from these regulatory changes, those banks which do not participate in this consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the Federal and state levels and before various bank regulatory agencies. The likelihood of any of these changes and the impact that they might have on the Regional Bank Fund are impossible to determine.

          Year 2000 Risk. There is also the so-called Year 2000 problem. The Regional Bank Fund could be adversely affected if the computer systems used by the Fund's service providers or by companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. Marshall Capital has taken steps to address this problem. In addition, Marshall Capital has obtained reasonable assurances that the Fund's major service providers are also taking steps to address this problem.

JEFFERSON REIT FUND

          The Jefferson REIT Fund (the "REIT Fund") aims primarily to provide high current income and secondarily to produce capital appreciation by investing in real estate equity securities, including common shares (including shares and units of beneficial interest of real estate investment trusts ("REITs")), preferred shares, rights or warrants to purchase common shares, and securities convertible into common shares where the conversion feature represents a significant element of the security's value.

          The REIT Fund will normally invest at least 65% of its total assets in the equity securities of real estate companies; it may also invest up to 35% of its assets in debt securities issued or guaranteed by real estate companies. Under these investment guidelines, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

          Uniplan is the investment adviser for the REIT Fund. Prior to Uniplan selecting specific investments for the REIT Fund, Uniplan generally tracks real estate supply and demand across the United States by dividing the country into eight geographic regions. Within each region, Uniplan compiles statistics on supply and demand factors including: (1) vacancy rate by property type, (2) visible supply of property based on building permits, (3) regional population and job growth, and (4) trends in rental and cap rates. Uniplan uses the results of this analysis to detect cyclical inflection points in the supply-demand equation. Using this information, Uniplan then determines which property types within each region have the most favorable characteristics in order to determine the appropriate investments for the REIT Fund.

          Risks.

           Market Risk and Interest Rate Risk. Like the other Jefferson funds, investing in the REIT Fund is not without risk. An investor may lose money on his or her investment -- the value of the Fund's shares may increase or decrease as the market goes up and down. This is known as "market risk." There is also a risk that the Fund will not achieve its investment objectives. Additionally, because the Fund may invest in debt securities, the price of those securities, and in turn, the price of the Fund's shares, may rise and fall with changes in interest rates. This is known as "interest rate risk."

          Year 2000 Risk. In addition to the risks described above, there is the so-called Year 2000 problem. The Fund could be adversely affected if the computer systems used by the Fund's service providers or by companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. Uniplan has taken steps to address this problem. In addition, Uniplan has obtained reasonable assurances that the Fund's major service providers are also taking steps to address this problem.

          Industry Concentration Risk. Because the REIT Fund will concentrate in the real estate industry, the Fund is subject to the risks associated with direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks.

          REIT-Specific Risks. Because the REIT Fund may invest a substantial portion of its assets in REITs, the Fund has risks associated with direct investments in REITs. In this regard, REITs may be affected by changes in the value of their underlying properties and/or by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT's sponsors the right to exercise control over the operations of the REIT notwithstanding their minority share ownership; a conflict of interest (for example, the desire to postpone certain taxable events) could influence such sponsors to not act in the best interests of the REIT's shareholders. Many REITs are subject in their organizational documents to various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT's shares or otherwise may not be in the best interests of the REIT's shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

          Non-Diversified Fund. The REIT Fund is a "non-diversified" fund, that is, the law does not limit the proportion of the Fund's assets that may be invested in the securities of a single issuer. Less diversification means the REIT Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than if the Fund were more diversified.

          Portfolio Trading. The REIT Fund may engage in portfolio trading when Uniplan considers such trading appropriate but will not use short-term trading as the primary means of achieving its investment objective. While the REIT Fund does not place limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held Under normal circumstances, the Fund does not expect its portfolio turnover rate to exceed 100%. However, higher rates of portfolio turnover and greater use of short-term trading create greater commission expenses and transaction costs.

RISK/RETURN BAR CHART AND TABLE FOR THE JEFFERSON GROWTH AND INCOME FUND

          The following bar chart illustrates some risks of investing in Class A shares of the Growth and Income Fund by showing changes in the Fund's performance from year to year and shows how the Fund's annual returns for each of the past three calendar years periods compare with those of Russell 2000 Index, a broad measure of market performance, over the same periods. The Growth and Income Fund's past performance is not necessarily an indication of how the Growth & Income Fund will perform in the future.

                    RISK/RETURN BAR CHART
                    1996          14.19%
                    1997          12.27%
                    1998          -3.12%

          During the three year period shown in the bar chart, the highest return for a quarter was 8.95% (quarter ending June 30, 1997) and the lowest return for a quarter was -13.13% (quarter ending September 30, 1998)


                                                                 Russell 2000
Average Total Returns                       Class A     Class B   Index 1<F1>
---------------------                       -------     -------   -----------
Past One Year (ending December 31, 1998)    -3.12%      -3.84%       -2.53%
Since inception (September 1, 1995)          7.64%       6.80%       11.66%



   1<F1> The Russell 2000 Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index. Russell 3000 Index represents approximately 98% of the U.S. Equity Market by capitalization.

                          FEE AND EXPENSE INFORMATION

          THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

FEES (ALL FUNDS)

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)                        CLASS A SHARES    CLASS B SHARES
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of offering
  price at time of purchase)                       5.5%            None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value
  at time of purchase)                             None            5.0%


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                                                                         Total Fund
                                                            Distribution          Other Expenses         Operating Expenses
                                                            and/or Service        (before expense        (before expense
Class A Shares                          Management Fees     (12b-1) Fees1<F2>     reimbursements)2<F3>   reimbursements)3<F4>
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                        .60%                .25%                 1.90%                 2.75%
Regional Bank Fund                            .60%                .25%                 1.15%                 2.00%
REIT Fund                                     .60%                .25%                 1.15%                 2.00%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                        .60%               1.00%                 1.77%                 3.37%
Regional Bank Fund                            .60%               1.00%                 1.15%                 2.75%
REIT Fund                                     .60%               1.00%                 1.15%                 2.75%

 1<F2> 12b-1 Fees which are less than or equal to .25% represent servicing fees, and the remaining portion represents distribution fees.
 2<F3> Other expenses for the Growth and Income Fund are based on amounts for the fiscal year ended October 31, 1998 but do not reflect contractual expense reimbursement obligations. Including contractual expense reimbursements, other expenses of both Class A and Class B shares of the Growth and Income Fund were actually .30%. Other expenses for the Regional Bank Fund and the REIT Fund are based on estimates for the fiscal year ending October 31, 1999 but do not reflect contractual expense reimbursement obligations. With such reimbursements, other expenses of both Class A and Class B shares of each of the Regional Bank Fund and the REIT Fund are expected to be .30%. While the expense reimburseent obligations are contractual in nature, they may be terminated upon termination of the contract.
 3<F4> Total expenses for the Growth and Income Fund are based on amounts for the fiscal year ended October 31, 1998 but do not reflect contractual expense reimbursement obligations. Including contractual expense reimbursements, the total fund operating expenses of Class A and Class B shares of the Growth and Income Fund were actually 1.15% and 1.78%, respectively. Total expenses for the Regional Bank Fund and the REIT Fund are based on estimates for the fiscal year ending October 31, 1999 but do not reflect expense reimbursements. With such reimbursements, the total fund operating expenses of Class A and Class B shares of each of the Regional Bank Fund and the REIT Fund are expected to be 1.15% and 1.90%, respectively In addtion, a fee of $12.00 is charged for each wire redemption and a fee of $5.00 is charged for each telephone exchange. Such charges are not reflected in the expense table. While the expense reimbursement obligations are contractual in nature, they may be terminated upon termination of the contract.


Example. This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs for each Fund would be:


                                   CLASS A SHARES                          CLASS B SHARES
                         -----------------------------------    -------------------------------------
                        1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------
Growth and Income Fund    $817     $1368     $1943     $3497      $864     $1503     $2158     $3809
Regional Bank Fund1<F5>   $742     $1143       n/a       n/a      $789     $1281       n/a       n/a
REIT Fund1<F5>            $742     $1143       n/a       n/a      $789     $1281       n/a       n/a

  1 <F5> The costs associated with the Regional Bank Fund and the REIT Fund have been estimated. Actual expenses may be different


       Because each Fund imposes a 12b-1 distribution fee on Class B shares, a Class B shareholder of a Fund may, depending on the length of time the shares are held, incur higher sales-related charges than the maximum permitted by the relevant rules of the National Association of Securities Dealers, Inc. on front-end sales charges.

                              FINANCIAL HIGHLIGHTS


  THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE JEFFERSON GROWTH AND INCOME FUND'S FINANCIAL PERFORMANCE FOR THE PERIOD THAT THE FUND HAS BEEN OPERATING. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION FOR THE YEAR ENDED OCTOBER 31, 1998 AND FOR THE YEAR ENDED OCTOBER 31, 1997 HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST. THE INFORMATION FOR PRIOR PERIODS WERE AUDITED BY COOPERS & LYBRAND, L.L.P. NO FINANCIAL HIGHLIGHTS ARE PRESENTED FOR THE JEFFERSON REIT FUND OR THE JEFFERSON REGIONAL BANK FUND AS THEY HAVE NOT YET COMMENCED INVESTMENT OPERATIONS.


                                                                                                 September 1, 1995 1<F6>
                                          Year ended          Year ended         Year ended              through
                                       October 31, 1998    October 31, 1997   October 31, 1996       October 31, 1995
                                       ----------------    ----------------- ------------------   ---------------------
                                       Class A  Class B    Class A  Class B   Class A   Class B    Class A       Class B
                                       -------  -------    -------  -------   -------   -------    -------       -------
PER SHARE DATA:
Net asset value, beginning of period  $12.26    $12.20    $10.91    $10.87    $10.04    $10.03    $10.00         $10.00
Income from investment operations:
Net investment income                   0.32      0.23      0.29      0.20      0.27      0.21      0.04           0.03
Net realized and unrealized
   gains (losses) on securities        (1.09)    (1.07)     1.40      1.39      0.87      0.83         --             --
                                       ------    ------    ------    ------    ------    ------    ------         ------
  Total from investment operations     (0.77)    (0.84)     1.69      1.59      1.14      1.04      0.04           0.03
Less distributions:
Dividends from net investment income   (0.32)    (0.25)    (0.29)    (0.21)    (0.27)    (0.20)        --             --
Distributions from net realized gains  (0.77)    (0.77)    (0.05)    (0.05)        --        --        --             --
                                       ------    ------    ------    ------    ------    ------    ------         ------
  Total distributions                  (1.09)    (1.02)    (0.34)    (0.26)    (0.27)    (0.20)        --             --
                                       ------    ------    ------    ------    ------    ------    ------         ------
Net asset value, end of period        $10.40    $10.34    $12.26    $12.20    $10.91    $10.87    $10.04         $10.03
                                       ------    ------    ------    ------    ------    ------    ------         ------
                                       ------    ------    ------    ------    ------    ------    ------         ------
TOTAL RETURN2<F7>                      (7.01%)   (7.64%)   15.56%    14.68%    11.50%    10.49%     0.40%3<F8>     0.30%3<F8>
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
  end of period                        $6,838    $1,486    $6,815    $1,330    $4,688      $412    $1,279           $133
Ratio of net expenses to average
 net assets:
  Before expense reimbursement          2.75%     3.37%     2.96%     3.71%     5.95%     6.70%    17.35%4<F9>    18.10%4<F9>
  After expense reimbursement           1.15%     1.78%     1.15%     1.90%     1.15%     1.90%     1.15%4<F9>     1.90%4<F9>
Ratio of net investment income
  to average net assets:
  Before expense reimbursement          1.11%     0.50%     1.01%     0.26%    (1.77%)   (2.52%)  (14.95%)4<F9>  (15.70%)4<F9>
  After expense reimbursement           2.71%     2.09%     2.82%     2.07%     3.03%     2.28%     1.25%4<F9>     0.50%4<F9>
Portfolio turnover rate5<F10>         136.94%   136.94%    98.37%    98.37%   131.98%   131.98%        --             --

1<F6> Commencement of operations.
2<F7> The total return calculation does not reflect the 5.5% front end sales charge for Class A or the 5.0% CDSC on Class B.
3<F8> Not annualized.
4<F9> Annualized.
5<F10>During the period ended October 31, 1995, there were no sales of securities. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                    See notes to Financial Statements

                      INVESTMENT OBJECTIVES AND STRATEGIES

JEFFERSON GROWTH AND INCOME FUND

          The investment objectives of the Growth and Income Fund are to produce long-term capital appreciation and current income principally through investing in equity securities. Most of the time the Fund will invest more than 50% of the Fund's portfolio in equity securities. Equity securities include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stock. Under normal market conditions the Fund will invest the remaining portion of its assets in non-convertible debt securities, including short-term money market instruments and U.S. Government and agency securities. Investments in non-convertible debt securities offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. Under unusual conditions, for temporary defensive purposes, the Fund may invest 100% of its assets in non-convertible debt securities. Any temporary defensive position, however, may cause the Fund to fail to achieve its investment objective.

          The Growth and Income Fund is a "diversified" fund, that is, the law limits the proportion of the Fund's assets that may be invested in the securities of a single issuer.

          When selecting investments, Uniplan will consider various financial characteristics of the issuer, including historical sales and net income, debt/equity and price/earnings ratios and book value. Uniplan will usually place an emphasis on issuers with favorable credit and earnings characteristics. Greater weight will be given to internal factors, such as product or service development, than to external factors, such as interest rate changes, commodity price fluctuations, general stock market trends and foreign currency exchange values.

          Non-Convertible Debt Securities. The Growth and Income Fund will generally limit its investments in non-convertible investment grade and non-investment grade debt securities to those which have been rated B or better by either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or unrated but determined by Uniplan to be of comparable quality). Securities rated below BBB/Baa are not considered to be of investment grade and are called "High Yield Securities," commonly known as "junk bonds."

          For a description of other investments the Growth and Income Fund may make, see the section entitled "Additional Non-Principal Investment Strategies Used by the Funds," below.

JEFFERSON REGIONAL BANK FUND

          The Regional Bank Fund primarily seeks long-term capital appreciation; a secondary objective is income. Normally the Fund will invest at least 65% of its total assets in equity securities (including warrants) of (i) national and state-chartered banks (other than money center banks), (ii) thrifts, (iii) the holding or parent companies of such banks and thrifts, and (iv) in savings accounts of mutual thrifts. Marshall Capital selects these securities primarily on the basis of fundamental investment value and potential for future growth. Marshall Capital evaluates each depository institution which is a potential investment by the Fund.

          Marshall Capital believes that a number of factors may contribute to the potential for growth in the value of equity securities of depository institutions, including the fact that such depository institutions are (1) located in geographic regions experiencing strong economic growth and able to participate in such growth; (2) well-managed and currently providing above-average returns on assets and shareholders' equity; (3) attractive candidates for acquisition by a money center bank or another regional bank, or attractive partners for business combinations, as a result of opportunities created by the trend towards deregulation and interstate banking or in order to create larger, more efficient banking combinations; (4) expanding their business into new financial services or geographic areas that have become or may become permissible due to an easing of regulatory constraints; or (5) investing assets in technology that is intended to increase productivity.

          Marshall Capital also believes that a number of factors may contribute to increased earnings of securities of depository institutions, including the following: (1) changes in the sources of revenues of banks, such as the implementation of certain new transaction-based fees; (2) a focus on variable rate pricing of bank products, which is less sensitive than fixed pricing to cyclical interest rate changes; (3) the ability, as a result of liberalization of regulation, to offer financial products and services which may have a higher rate of return than traditional banking and financial services products; (4) the recent implementation of share repurchase programs by certain banks; or (5) a trend towards increased savings and investing as the average age of the population of the United States gets older.

          The Regional Bank Fund will normally invest the remaining 35% of its total assets in the equity and non-convertible debt securities of money center banks, other financial services companies and other issuers deemed suitable by Marshall Capital. If an unusual degree of financial unsteadiness or risk exists in the banking and related industries, the Fund may invest more than 35% and as much as 100% of its total assets in short-term debt securities, including short-term money market instruments and U.S. government and agency securities. This would prevent the fund from pursuing its usual investment objectives.

          The Regional Bank Fund is a "diversified" fund, that is, the law limits the proportion of the Fund's assets that may be invested in the securities of a single issuer.

          Non-Convertible Debt Securities. The Regional Bank Fund will generally limit its investments in non-convertible investment and non-investment grade debt securities to those which have been rated B or better by either S&P or Moody's (or unrated but determined by Marshall Capital to be of comparable quality). Securities rated below BB/Baa are not considered to be of investment grade and are called "High Yield Securities," commonly known as "junk bonds."


          For a description of other investments the Regional Bank Fund may make, see the section entitled "Additional Non-Principal Investment Strategies Used by the Funds," below.

JEFFERSON REIT FUND

         The REIT Fund's investment objective is to achieve high current income through investment in real estate equity securities, including common shares (including shares and units of beneficial interest of REIT), preferred shares, rights or warrants to purchase common shares, and securities convertible into common shares where the conversion feature represents a significant element of the security's value. Capital appreciation is a secondary objective. The Fund will normally invest at least 65% of its total assets in the equity securities of real estate companies.

          For purposes of the REIT Fund's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or that has at least 50% of its assets in such real estate. With the exception of REITs, most real estate companies do not pay dividends at the higher end of the range for common stocks as a group. Uniplan, however, anticipates that the Fund's equity investments in real estate companies will primarily be in securities that do pay high dividends relative to the stock market as a whole.

          REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of securities issued by equity REITs.

          Prior to Uniplan selecting specific investments for the REIT Fund, Uniplan generally tracks real estate supply and demand across the United States by dividing the country into eight geographic regions. Within each region, Uniplan compiles statistics on supply and demand factors including: (1) vacancy rate by property type, (2) visible supply of property based on building permits,
(3) regional population and job growth, and (4) trends in rental and cap rates. Uniplan uses the results of this analysis to detect cyclical inflection points in the supply-demand equation. Using this information, Uniplan then determines which property types within each region have the most favorable characteristics in order to determine the appropriate investments for the REIT Fund.

          The REIT Fund may invest up to 35% of the Fund's total assets in debt securities issued or guaranteed by real estate companies. When, in the judgment of Uniplan, market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and policies and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company.

          Non-Convertible Debt Securities. The REIT Fund will generally limit its investments in non-convertible investment and non-investment grade debt securities to those rated B or higher by either S&P or Moody's (or unrated but determined by Uniplan to be of comparable quality). Securities rated BBB/Baa or lower are not considered to be of investment grade and are called "High Yield Securities," commonly known as "junk bonds."

          For a description of other investments the REIT Fund may make, see the section entitled "Additional Non-Principal Investment Strategies Used by the Funds," below.


ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGIES USED BY THE FUNDS


          Convertible Securities. Each of the Funds may invest in convertible securities. The investment adviser for a Fund will select convertible securities to be purchased by that Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

          Money Market Instruments. Each of the Funds may invest in money market instruments. Those in which the Growth and Income Fund may invest include United States Treasury Bills and other short term U.S. Government Securities, commercial paper rated A-3 or better by Standard & Poor's Corporation, commercial paper master notes and repurchase agreements.
Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The investment adviser for a Fund will monitor the creditworthiness of the issuer of the commercial paper master notes purchased by that Fund.

          Repurchase Agreements. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. None of the Funds will enter into repurchase agreements with entities other than banks or registered broker-dealers or invest over 25% of their respective net assets in repurchase agreements, except that no such limit applies when a Fund is investing for temporary defensive purposes. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, a Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to a Fund. In such event, a Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

          Lending of Securities. Each of the Funds may lend their portfolio securities to broker-dealers under contracts calling for collateral in cash, U.S. Government securities or other high quality debt securities equal to at least the market value of the securities loaned. A Fund's performance will continue to reflect changes in the value of the securities loaned and will also receive either interest, through investment of cash collateral by the Growth and Income Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail financially. A Fund will normally pay lending fees to the broker-dealer arranging the loan.

          Other Securities Transactions. Each of the Funds may purchase securities which they are eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. No income accrues to the purchaser of such securities prior to delivery.

          American Depository Receipts. Each of the Funds may invest in American Depository Receipts ("ADRs") of foreign issuers. The Funds limit investments in American Depository Receipts of foreign issuers to 25% of their respective assets. Such investments may involve risks which are in addition to the usual risks inherent in investments in domestic issuers. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit for the Fund's stockholders. Although each of the Funds intend to invest in ADRs of foreign issuers domiciled in nations which that Fund's investment adviser consider as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments relating to issuers domiciled in those nations.

          Short Sales Against the Box. The Funds may from time to time make short sales "against the box." While a short sale is made by selling a security a Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short at no added cost.

          Futures. The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of a Fund's total assets.

          Options. As described below each of the Funds may purchase or sell put and call options under certain circumstances. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

          A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call options which is sold.

          A Fund may write a call or put option only if the option is "covered." This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains collateral consisting of cash or liquid portfolio securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

          Other Transactions. Under certain circumstances the Funds may (a) temporarily borrow money from banks for emergency or extraordinary borrowings,
(b) pledge their assets to secure borrowings, and (c) purchase securities of other investment companies.

          A more complete discussion of the circumstances in which the Funds may engage in the above activities is included in the Statement of Additional Information.


                          ADDITIONAL RISK INFORMATION

RISKS COMMON TO THE FUNDS

          High Yield Securities ("Junk Bonds"). Investments in securities rated below investment grade that are eligible for purchase by a Fund are described as "speculative" by both Moody's and S&P. A security is considered to be of "investment grade" quality if it is either (1) rated Baa or BBB or higher by Moody's or S&P or (2) not rated but determined by a Fund's investment adviser to be of comparable quality. (At the end of this Prospectus you will find a description of Moody's and S&P's ratings systems.) Investment in High Yield Securities provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but also typically entails greater price volatility and credit risk (also called principal risk) and market risk (also called income risk).

          High Yield Securities are predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers junk bonds may be more complex than for issuers of higher quality debt securities. No more than 15% of a Fund's net assets will be invested High Yield Securities.

          As with other fixed-income securities, High Yield Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. High Yield Securities rated "BB" or "Ba" or lower by Moody's or S&P or of comparable quality are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal.

          High Yield Securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High Yield Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of High Yield Securities may be diminished by adverse publicity and investor perceptions.

          Particular types of High Yield Securities may present special concerns. Some High Yield Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

          Short Sales Against the Box.   Short sales expose a Fund to the risk
that it will be required to purchase securities to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund.

          Options and Futures Contracts. Options and futures contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, a Fund may not be able to close its position and, in such an event, would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited.

          Fluctuation of Net Asset Value. Because the major portion of each Fund's portfolio will normally be invested in equity securities, their net asset values may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed-income securities.

          Short-Term Trading. The Funds do not intend to place emphasis on short-term trading profits. The Growth and Income Fund's and the Regional Bank Fund's annual portfolio turnover rates generally are not expected to exceed 75%. As stated above, under normal circumstances, the REIT Fund does not expect its portfolio turnover rate to exceed 100%. However, the REIT Fund does not place limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held.

                    MANAGEMENT AND ORGANIZATION OF THE FUNDS

          Uniplan, Inc. is the investment adviser for the Growth and Income Fund and the REIT Fund. Marshall Capital is the investment adviser for the Regional Bank Fund. Uniplan's address is 839 N. Jefferson Street, Milwaukee, Wisconsin 53202. Marshall Capital's address is 135 S. LaSalle Street, Chicago, Illinois 60603. Uniplan and Marshall Capital supervise and manage the investment portfolio of their respective Funds. They also direct the purchase or sale of investment securities in the day-to-day management of their Funds (subject to such policies as the Trustees of each Fund may determine).

          Uniplan and Marshall Capital also provide investment advice to individual and institutional clients with substantial investment portfolios. As of December 31, 1998, Uniplan and its affiliates managed approximately $242 million in assets. Uniplan has been in existence for over 15 years. Richard P. Imperiale currently controls Uniplan and is primarily responsible for the day-to-day management of the portfolios of the Funds managed by Uniplan. He has held this responsibility since the Fund commenced operations. Mr. Imperiale also has served as the Chairman, Secretary and a Trustee of the Growth and Income Fund since it was organized.

          As of December 31, 1998, Marshall Capital managed over $15 million in assets. Marshall Capital has no prior experience in serving as an investment adviser to an investment company; however, Marshall Capital and its affiliates have selected securities for several unit investment trusts formed by Howe Barnes Investments, Inc., a registered broker-dealer. Marshall Capital has been in existence for over ten years. Marshall Capital is wholly-owned by Howe Barnes Investments, Inc. Mr. George Shelton is currently responsible for the day-to-day management of the portfolios of the Funds managed by Marshall Capital.

          Uniplan and Marshall Capital, at their own expense and without reimbursement from the Funds, furnish office space and all necessary office facilities, equipment and executive personnel for making investment decisions for the Funds each manages and maintaining their organization. Uniplan and Marshall Capital also pay the salaries and fees of all officers and Trustees of the Funds each manages (except the fees paid to disinterested directors or Trustees who are affiliated with the distributor of Fund shares).

          For their services connected to the Funds, Uniplan and Marshall Capital receive an annual fee of .60% on the first $500,000,000 of average net assets, .50% of the next $500,000,000 of average net assets and .40% of average net assets in excess of $1,000,000,000 of each Fund for which they act as
investment adviser.   In the most recent fiscal year, an aggregate fee of .60%
of average net assets was paid to Uniplan, as investment adviser for the Growth and Income Fund. All of the above fees are paid monthly.

                           DISTRIBUTION ARRANGEMENTS

          Adviser Dealer Services, Inc. (the "Distributor") is the distributor and principal underwriter for both Class A and Class B shares of each Fund. In that capacity, the Distributor pays money owed to participating brokers, pays servicing fees and pays various other promotional and sales-related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders.

          Class A Servicing Fees. Each Fund pays the Distributor annual servicing fees of up to .25% of the Fund's average daily net assets attributable to Class A shares.

          Class B Distribution and Servicing Fees. Each Fund pays the Distributor annual distribution and servicing fees of up to .75% and .25%, respectively, of the Fund's average daily net assets attributable to Class B shares.

          The Distributor is permitted to spend the distribution fee applicable to Class B shares on any activities or expenses primarily intended to result in the sale of Class B shares of a Fund. Such activities and expenses include compensation and reimbursement of expenses for financial consultants, other employees of the Distributor or participating or introducing brokers who engage in distribution of Class B shares. They also include infrastructure expenses such as printing of prospectuses and reports for other than existing Class B shareholders, advertising and preparation, and printing and distribution of sales literature.

          The Distributor is permitted to spend the servicing fee, applicable to both Class A and Class B shares of the Funds, on personal services rendered to shareholders of the Funds and the maintenance of shareholder accounts. Such expenses include compensation and reimbursement of financial consultants or other employees of the Distributor or of participating or introducing brokers who aid the Funds. The Distributor may also spend such fees on interest relating to unreimbursed distribution or servicing expenses from prior years.


          The Distributor is also permitted to pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A and/or Class B shares of the Funds. The Distributor currently expects that such additional bonuses or incentives will not exceed
 .25% of the amount of any sale.

          Howe Barnes Investments, Inc., an affiliate of Marshall Capital, has agreed that in the event that the Distributor does not reimburse each of the Funds for expenses that exceed 1.15% of a Fund's average net assets for Class A shares and 1.90% of a Fund's average net assets for Class B share, it will reimburse the respective Fund in the event that expenses exceed the above amounts.
                            SHAREHOLDER INFORMATION

PURCHASE OF FUND SHARES

          You may purchase Fund shares on any day the New York Stock Exchange ("NYSE") is open for business. Each Fund offers and sells two classes of Fund shares (Class A and Class B). Adviser Dealer Services, Inc. (the "Distributor"), which is the principal underwriter of the Funds, continuously offers Fund shares for sale. The Distributor also sells Fund shares through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

          The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is accepted by the Distributor, plus a sales charge. Each Fund calculates NAV by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities of that Fund, and (3) dividing the resulting amount by the total number of shares owned by shareholders.

          All the Funds determine net asset value each business day as of the close of regular trading (typically 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for trading. The Funds will not price their shares on any national holidays or other days on which the NYSE is closed for trading.

             Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class B shares are fully invested at the net asset value next determined after acceptance of the trade.

          Except for purchases through the Auto Invest plan and tax-qualified programs described below, the minimum initial investment in each Fund is $2,500 and the minimum additional investment is $100. As discussed below, the minimum initial IRA investment is $250 and the minimum subsequent IRA investment is $100. No share certificates will be issued.

          You can purchase Fund shares either (1) through your broker or dealer which has a dealer agreement with the Distributor or (2) by mailing an Account Application with payment, as described below, to Firstar Mutual Fund Services, LLC, which is the transfer agent for the Funds (if no dealer is named in the application, the Distributor may act as dealer).

   DIRECT INVESTMENT

          If you want to invest in a Fund directly, instead of through a participating broker, you may do so by completing the Account Application included with this Prospectus. Please send a completed application form to:

                    The Jefferson Fund Group Trust
                    c/o Firstar Mutual Fund Services, LLC
                    Mutual Fund Services, 3rd Floor
                    P.O. Box 701
                    Milwaukee, Wisconsin 53201-0701

          Do not mail letters or applications by overnight courier to the post office address. Correspondence and applications mailed by overnight courier should be sent to:

                    The Jefferson Fund Group Trust
                    c/o Firstar Mutual Fund Services, LLC
                    Mutual Fund Services, 3rd Floor
                    615 East Michigan Street
                    Milwaukee, Wisconsin 53202

          All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to The Jefferson Fund Group Trust or by direct wire transfer. No cash will be accepted. Firstar Mutual Fund Services, LLC will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. You will also be responsible for any loss suffered by a Fund as a result. Applications are subject to acceptance by a Fund, and are not binding until so accepted. The Funds reserve the right to reject applications in whole or part.

          All purchases are accepted subject to collection of checks at full value and conversion into federal funds. The purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

          Rather than mailing a check, you may initiate a wire transfer. Before establishing a new account or any additional purchases for an existing account by wire transfer, you should call Firstar Mutual Fund Services, LLC at (800) 216-9785 to provide information for the account. A properly signed share purchase application marked "follow-up" must be sent for all new accounts opened by wire transfer. Funds should be wired to:

                    Firstar Bank of Milwaukee, N.A.
                    777 East Wisconsin Avenue
                    Milwaukee, Wisconsin 53202
                    ABA #0750-00022
                    Firstar Trust MFS A/C #112-952-137
                    Credit to: The Jefferson Fund Group Trust - [Name of Fund] [Your account number and title of account, if known]


SUBSEQUENT PURCHASES OF SHARES

          You can make subsequent purchases by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. The minimum subsequent purchase is $100. All payments should be made payable to The Jefferson Fund Group Trust and should clearly indicate the shareholder's account number.

   AUTO INVEST

          The Auto Invest plan provides for periodic investments into your account with a Fund by means of automatic transfers of a designated amount from your bank account. Investments may be made monthly, on the business day of your choosing, and may be in any amount subject to a minimum of $100 per month. Further information regarding the Auto Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section of the Application that accompanies this Prospectus.

   FUND LINK

          (Fund Link does not apply to shares held in broker "street name" accounts.) Fund Link connects your Fund account with a bank account. Fund Link may be used for subsequent purchases and for redemption and other transactions. Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. You may use Fund Link to make subsequent purchases of shares in amounts from $100 to $10,000.

          To initiate Fund Link purchases, call (800) 216-9785. Fund Link is normally established within 15 days of receipt of an application by Firstar Mutual Fund Services, LLC. Shares will be purchased on the regular business day Firstar Mutual Fund Services, LLC receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day. Most transfers are completed within three business days after you call to place the order.

          Fund Link privileges may be requested on the Account Application. To establish Fund Link on an existing account, complete the Supplemental Application with signatures guaranteed from all shareholders of record for the account. Such privileges apply to each shareholder of record for the account unless and until Firstar Mutual Fund Services, LLC receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Supplemental Application signed by all owners of record of the account, with all signatures guaranteed. Firstar Mutual Fund Services, LLC and a Fund may rely on any telephone instructions believed to be genuine and will not be responsible for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice.

   CHANGES IN REGISTRATION AND ACCOUNT PRIVILEGES

          Changes in registration or account privileges may be made in writing to Firstar Mutual Fund Services, LLC. Signature guarantees may be required.

   CORRESPONDENCE

           All correspondence must include your account number and must be sent to Firstar Mutual Fund Services, LLC





   TDD SERVICE

          Firstar Mutual Fund Services, LLC, the transfer agent, offers Telecommunication Device for the Deaf (TDD) services for hearing impaired shareholders. The dedicated number for this service is (800) 684-3416.


          Purchasing Class A vs. Class B Shares. The Funds offer two alternative arrangements - Class A Shares and Class B Shares. These alternatives enable you to choose the method of purchasing Fund shares that is most beneficial to you given the amount of the intended purchase, the length of time you expect to hold the shares and other considerations. You should consider whether, during the anticipated life of an intended investment in the Fund, the accumulated continuing distribution and servicing fees plus contingent deferred sales charges on Class B shares would exceed the initial sales charges plus accumulated servicing fees on Class A shares purchased at the same time, as well as the possibility that the anticipated higher yield of Class A shares due to lower ongoing charges will offset the initial sales charge paid on such shares.

             For example, investors purchasing shares of sufficient value to qualify for sales charges of 1% or less might prefer to purchase Class A Shares, which are subject to an initial sales charge, because similar reductions are not available for Class B Shares, which have a contingent deferred sales charge. Moreover, all Class A Shares, while subject to a servicing fee, are not subject to a distribution fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. Investors whose purchase will not qualify for reduced initial sales charges may nonetheless wish to consider Class A shares if they expect to hold their shares for an extended period of time, because, depending on the number of years the investor holds the investment, the accumulated continuing distribution and servicing fees on Class B shares would eventually exceed the initial sales charge plus the continuing servicing fee on Class A shares during the life of such an investment. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially in Fund shares.

          Some investors might determine that it would be more advantageous to utilize the deferred sales charge alternative to have all purchase payments invested initially, although remaining subject to continuing distribution and servicing fees and being subject to contingent deferred sales charges.


CLASS A SHARES - INITIAL SALES CHARGE ALTERNATIVE

          Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below.

                                                Sales        Discount or
                                 Sales          Charge       Commission
                                Charge           as %        to Dealers
                                 as %           of the         as % of
                                of Net          Public         Public
                                Amount         Offering       Offering
Amount of Purchase             Invested         Price           Price
-------------------------------------------------------------------------
$0-$9,999                         5.82%          5.50%          4.75%
$10,000-$24,999                   4.71%          4.50%          3.75%
$25,000-$49,999                   3.63%          3.50%          3.00%
$50,000-$99,999                   2.56%          2.50%          2.00%
$100,000-$499,999                 1.52%          1.50%          1.00%
$500,000-$999,999                 1.01%          1.00%          0.75%
$1,000,000 +                         0%1<F11>      0%1<F11>     0.25%1<F11>

1<F11> The Distributor will pay a 0.25% commission to dealers who sell amounts of $1,000,000 or more of a Fund's Class A shares, which commission may be paid in installments over the couse of the year following the purchase, and the Distributor may pay additional commissions, not exceeding 0.25% per year, to dealers, if the shares remain outstanding. The Ditributor will not pay any commission upon the sale of Class A shares to any of the purchasers described below under "Sales at Net Asset Value."

          A Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for the Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor may pay selected participating dealers an additional 0.25% of the public offering price to each participating dealer which obtains purchase orders in amounts exceeding thresholds established by the Distributor.

          Shares issued under the automatic reinvestment program are issued at net asset value and are not subject to any sales charges.

   REDUCED SALES CHARGES FOR CLASS A SHARES

           There are several ways that an investor can reduce the initial sales change. Each of these methods are described below. The programs described below may be modified or terminated at any time.

           Combined Purchase Privilege. Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of a Fund into a "single purchase," if the resulting purchase totals at least $50,000. The term "single purchase" refers to: (i) a single purchase by an individual, or concurrent purchases by an individual, his spouse and their children under the age of 21 years for his, her or their own account; (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. For further information, consult the Statement of Additional Information or call (800) 216-9785 or your broker.

          Cumulative Quantity Discount (Right of Accumulation). A purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount by adding:

                     (i) the investor's current purchase;

                    (ii) the value (at the close of business on the
                         day of the current purchase) of all Class A shares of a Fund held by the investor;
                         and

                    (iii)     the value of all shares described in paragraph
                         (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

          For example, if you owned Class A shares of a Fund worth $25,000 and wished to purchase Class A shares of that Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 2.50% rate applicable to a single $55,000 purchase of shares of the Fund, rather than the 3.50% rate.

          An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. When properly notified, the investor will receive the lowest applicable sales charge.

               Letter of Intent. You may also obtain a reduced sales charge by using a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of a Fund. Each purchase of shares under a Letter of Intent will be made at prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At your option, a Letter of Intent may include purchases of Class A shares of a Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Fund under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of a Fund, you and your spouse each purchase Class A shares of the Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of the Fund to qualify for the 1.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in the Fund).

          A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

          If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of the Fund, you should complete the appropriate portion of the Account Application included with this Prospectus. If you are a current Class A shareholder wanting to do so you can obtain a form of Letter of Intent by calling (800) 216-9785 or any broker participating in this program.

               Sales at Net Asset Value. The Funds may sell their Class A shares at net asset value without a sales charge: (1) to any Trustee or officer of a Fund; (2) to any director or officer, or to any full-time employee or sales representative (who has acted as such for at least 90 days), of Uniplan or Marshall Capital (or any affiliate thereof) or any sub-adviser hired by Uniplan, Marshall Capital or the Distributor; (3) to registered representatives and employees of broker/dealers with whom the Distributor has sales agreements;
(4) to any qualified retirement plan for persons described above; (5) to any officer, director or employee of a corporate affiliate of Uniplan, Marshall Capital or the Distributor; (6) to any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) to employee benefit plans for employees of Uniplan, Marshall Capital or the Distributor and/or their corporate affiliates; (8) to any employee or agent who retires from Uniplan, Marshall Capital or the Distributor and/or a corporate affiliate of Uniplan, Marshall Capital or the Distributor; (9) to any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the investment, the plan, fund or foundation has assets of $5,000,000 or more or at least 100 participants; (10) to any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; or (11) any unallocated accounts held by any third party administrators, registered investment advisers, trust companies and bank trust departments which exercise discretionary authority and hold the accounts in fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts equal or exceed $1,000,000; provided that sales to persons listed in
(1) through (11) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to a Fund. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A shares to the purchasers described in this paragraph.


CLASS B SHARES - DEFERRED SALES CHARGE ALTERNATIVE

          Class B shares are sold at their current net asset value without any initial sales charge. A contingent deferred sales charge ("CDSC") is imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of a Fund.

          Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which a purchase payment for which an amount is being redeemed and the date such purchase payment was made. Purchases are subject to the CDSC according to the following schedule:

                        Percentage
        Year Since      Contingent
     Purchase Payment    Deferred
         Was Made      Sales Charge
-----------------------------------
          First             5
          Second            4
          Third             4
          Fourth            3
          Fifth             3
          Sixth             2
         Seventh            1
   Eighth and Following     0

          In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

          In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account with the Fund are aggregated, and the current value of all such shares is aggregated. Any sales charges imposed on redemptions are paid to the Distributor.

          Except as described below, for sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time the shareholder purchases Class B shares, of up to 1% (representing .75% distribution fees and .25% servicing fees) of the purchase amount. For sales of Class B shares made to participants making periodic purchases of not less than $100 through certain employers' non-qualified savings plans which are clients of a broker or dealer with which the Distributor has an agreement with respect to such plans, no payments are made at the time of purchase.

          For more information about the CDSC, call (800) 216-9785.

          Participating Brokers. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above.
Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Prospectus should be read in connection with such firms' material regarding their fees and services.


REDEMPTIONS

          You may redeem Fund shares through a participating broker, by telephone, by submitting a written redemption request directly to Firstar Mutual Fund Services, LLC (for non-broker accounts) or through Fund Link.

          You may be charged a CDSC if you redeem Class B shares. Your shares will be redeemed at their net asset value, minus any applicable CDSC. You will not be charged by the Distributor for a redemption (other than applicable CDSC). You should be aware, however, that a participating broker who processes a redemption for an investor may charge customary commissions for its services. Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a regular business day and accepted by Firstar Mutual Fund Services, LLC prior to the close of the Distributor's business day will be confirmed at the net asset value effective as of the closing of the Exchange on that day, less any applicable CDSC.

          Direct Redemption. A shareholder's original Account Application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original Account Application, or may request additional redemption options, only by transmitting a written direction to Firstar Mutual Fund Services, LLC. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

          Redemption proceeds will, absent unusual circimstances, be mailed to the redeeming shareholder within seven days or, in the case of wire transfer redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the third business day. In cases where shares have recently been purchased by personal check, redemption proceeds will be mailed upon the clearance of the personal check (which may take up to 15 days from the purchase date. To avoid such delay, investors should purchase shares by certified or bank check or by wire transfer.

          Written Requests. (Does not apply to shares held in broker "street name" accounts.) To redeem Fund shares in writing a shareholder must send the following items Firstar Mutual Fund Services, LLC: (1) a written request for redemption signed by all registered owners exactly as the account is registered on Firstar Mutual Fund Services, LLC's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of Fund shares to be redeemed; (2) for certain redemptions described below, a guarantee of all signatures on the written request; and (3) any additional documents which may be required by Firstar Mutual Fund Services, LLC for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact Firstar Mutual Fund Services, LLC in writing or by calling (800) 216-9785 before submitting a request. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by Firstar Mutual Fund Services, LLC.

          Shareholders who have an IRA must indicate on their redemption requests whether or not to withhold federal income tax. Unless otherwise indicated, these redemptions, as well as redemptions of other investment plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

          If the proceeds of the redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address of the account on Firstar Mutual Fund Services, LLC's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.


CONDUCTING BUSINESS BY TELEPHONE. (DOES NOT APPLY TO SHARES HELD IN BROKER "STREET NAME" ACCOUNTS.)

          The Funds accept telephone requests for redemption of shares for amounts from $1,000 up to $50,000 within any 7 calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address.

          The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if they fail to employ such procedures. The Funds will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. By completing an Account Application, an investor agrees that the Funds, the Distributor and Firstar Mutual Fund Services, LLC shall not be liable for any loss incurred by the investor by reason of a Fund accepting unauthorized telephone instructions for his account if a Fund reasonably believes the instructions to be genuine. Thus, you risk possible losses in the event of a telephone instruction not authorized by you. The Funds may accept telephone instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

          A shareholder making a telephone redemption should call Firstar Mutual Fund Services, LLC at (800) 216-9785 and state (i) the name of the shareholder as it appears on Firstar Mutual Fund Services, LLC's records, (ii) his or her account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Fund business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day. If the redemption request is received after the closing of the New York Stock Exchange, the redemption is effected on the following Fund business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Fund business day. The Funds reserve the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or Firstar Mutual Fund Services, LLC.

          Fund Link Redemptions. (Does not apply to shares held in broker "street name" accounts.) If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 15 days of receipt of the Application by Firstar Mutual Fund Services, LLC. To use Fund Link for redemptions, call Firstar Mutual Fund Services, LLC at (800) 216-9785. Requests received by Firstar Mutual Fund Services, LLC prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Changes in bank account information must be made by completing a new Supplemental Application, signed by all owners of record of the account, with all signatures guaranteed. The Fund may terminate the Fund Link program at any time without notice to shareholders.

          Expedited Wire Transfer Redemptions. (Does not apply to shares held in broker "street name" accounts.) If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by the Fund prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC) and normally the proceeds being sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to 7 days if Firstar Mutual Fund Services, LLC deems it appropriate under then current market conditions. Once authorization is on file, the Fund will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at (800) 216-9785 or by written instructions. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Firstar Mutual Fund Services, LLC currently charges a $12.00 fee for each payment of redemption proceeds made by wire, which will be deducted from the shareholder's account. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $1,000. The Fund reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e. paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Firstar Mutual Fund Services.

          Systematic Withdrawal Plan. An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open a Systematic Withdrawal Plan and have a designated sum of money (not less than $100) paid monthly to the investor or another person. Such a plan may be established by completing the appropriate section of the Supplemental Application. If a Systematic Withdrawal Plan is set up after the account is established providing for payment to a person other than the shareholder of record or to an address other than the address of record, a signature guarantee is required. Shares of either class of the Funds are deposited in a plan account and all distributions are reinvested in additional shares of that class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. The CDSC applicable to Class B shares is waived for certain redemptions under a plan.

          Redemptions are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day after the day of payment selected by the shareholder in the Supplemental Application. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with Systematic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class B shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for the Funds while a Systematic Withdrawal Plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and a Systematic Withdrawal Plan at the same time. The cost of administering the Systematic Withdrawal Plans for the benefit of those shareholders participating in them is borne by a Fund as an expense of all shareholders. The Funds or the Distributor may terminate or change the terms of the Systematic Withdrawal Plan at any time.

          Because the Systematic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds and the Distributor make no recommendations or representations in this regard.

EXCHANGE PRIVILEGE

          A shareholder may, without charge, exchange Class A and Class B shares of any Fund for shares of any other Fund within the same class on the basis of their respective net asset values. In addition, a shareholder of a Fund may, without charge, exchange at net asset value any or all of an investment in one Fund for shares of the Firstar Money Market Fund (the "Money Market Fund").
This Exchange Privilege is a convenient way for shareholders to buy shares in another Fund or a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Fund, read its prospectus. To obtain the Money Market Fund prospectus and the necessary exchange authorization forms, call Firstar Mutual Fund Services, LLC at (800) 216-9785. There is no charge for exchange transactions which are requested by mail. Firstar Mutual Fund Services, LLC may charge a $5.00 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in this Prospectus and in the Prospectus for the Money Market Fund.

          This Exchange Privilege also permits shareholders of a Fund to make regular investments in an existing account with that Fund by redeeming shares from their Money Market Fund account. There is no charge for this service, but sales charges or CDSC may apply. These transactions must meet the minimum purchase amounts described herein for automatic investments.

          For purposes of the Exchange Privilege, exchanges into and out of the Money Market Fund will be treated as the same Class of shares owned of applicable Jefferson Fund. For example, if an investor who owned Class A shares of the Growth and Income Fund moved an investment from the Fund to the Money Market Fund and then decided at a later date to move the investment back to the Fund, he or she would be deemed, once again, to own Class A shares of the Fund and may do so without the imposition of any additional sales charges, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and re-investment. In addition, if an investor owned Class B shares of the Growth and Income Fund and exchanged those shares into the Money Market Fund, the CDSC would not be paid at the time of the exchange. Instead, the shares of the Money Market Fund would be deemed "Class B shares" for the purpose of determining the applicable holding period for payment of the CDSC, and for purposes of assessing the CDSC payable upon the sale of the exchanged shares, the holding period of the shares exchanged into the Money Market Fund will be added to the holding period of the original Class B shares. With respect to Class B shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, shares subject to the lowest CDSC will be the first to be exchanged. In this regard, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earlier investment made in the Fund. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

          All accounts opened as a result of using the exchange privilege must be registered in the same name and taxpayer identification number as a shareholder's existing account with a Fund. Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Fund for certain support services at the annual rate of .02 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt a Fund's performance and shareholders, a Fund reserves the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the exchange privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to a Fund and may thus be restricted or refused. Each of the Funds also believe that excessive use of the exchange privilege is more than five exchanges per calendar year.
The restriction or termination of the exchange privilege does not affect the rights of shareholders to redeem shares.

          The Money Market Fund is managed by Firstar Investment Research and Management Company, an affiliate of Firstar Mutual Fund Services, LLC. The Firstar Funds, including the Money Market Fund, are unrelated to the Jefferson Fund Group Trust.

DIVIDENDS

          Class A vs. Class B Dividends. Dividends paid in cash by each Fund with respect to its Class A and Class B shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on Class B shares are expected to be lower than dividends on Class A shares as a result of the distribution fee applicable to Class B shares.

          Dividend Reinvestment. Fund shareholders may elect to have some or all income dividends and capital gains distributions reinvested or paid in cash. Shareholders having dividends and/or capital gains distributions paid in cash may choose to have such amounts automatically deposited to their checking or savings accounts. If a Fund shareholder does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. Shareholders will be advised of the number of Fund shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares registered in the same name, including those previously purchased.

          A shareholder may change an election at any time by notifying a Fund in writing. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. A Fund may modify or terminate its dividend reinvestment program at any time on thirty days' written notice to participants.

TAX CONSEQUENCES

          The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The following does not present a detailed explanation of the tax treatment of the Fund, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION. YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

          Tax Status of the Funds. The Funds are treated as entities separate from each other and from the Trust for tax purposes. Each Fund intends to qualify for the special tax treatment given to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

          Tax Status of Distributions. The Funds will distribute to their shareholders substantially all of their income. Currently, each Fund declares and pays dividends quarterly and distributes capital gains annually. THE INCOME DIVIDENDS YOU RECEIVE FROM A FUND WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES. Shareholders will be notified annually as to the federal tax status of dividends and distributions. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

          Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year, and will be taxed at different rates depending on how long a Fund held the assets. Distributions paid in one year by a Fund but declared by the Fund in the previous year may be taxable to you in the previous year.

          Tax Status of Share Transactions. Each sale, exchange or redemption of Fund shares is a taxable event to you. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the fund through tax-qualified retirement plan.

          State Tax Considerations. The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for Federal income tax purposes. Distributions by a Fund may be subject to state and local taxation. You should verify your tax eligibility with your tax advisor.

          Unique Tax Considerations for the REIT Fund. The REIT Fund may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under existing Treasury regulations, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. Uniplan does not intend to invest Fund assets in REITs that mostly hold residual interests in REMICs.


                                RETIREMENT PLANS

          The Funds offer the following retirement plans that may be funded with purchases of Fund shares and may allow investors to shelter some of their income from taxes:

          Individual Retirement Account ("IRA"). Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered IRA. The Funds offer the Traditional IRA, the Roth IRA and the Education IRA. There is currently no charge for establishing an account, although there is an annual maintenance fee of $12.50. The minimum initial IRA investment is $250 and the minimum subsequent IRA investment is $100.

          Simplified Employee Pension Plan ("SEP/IRA"). The Funds also offer a prototype SEP/IRA for employers, including self-employed individuals, who wish to purchase shares with tax-deductible contributions. Under this plan, employer contributions are made directly to the IRA accounts of eligible participants.

          Defined Contribution Retirement Plan (Keogh or Corporate Profit-Sharing and Money-Purchase Plans). A prototype defined contribution retirement plan is available for employers, including self-employed individuals, who wish to purchase Fund shares with tax-deductible contributions.

          Cash or Deferred 401(k) Plan. A prototype cash or deferred 401(k) plan is available for employers who wish to allow employees to elect to reduce their compensation and have such amounts contributed to the plan.

          A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the Funds upon request. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. The amounts eligible for investment in retirement plans may change at any time due to changes in the Internal Revenue Code or any regulation promulgated thereunder.

    HISTORICAL PERFORMANCE DATA OF PRIVATE ACCOUNTS MANAGED BY UNIPLAN
                              RELATING TO REITS

         Below is historical performance data relating to Uniplan, in order to show Uniplan's past performance in managing private accounts similar to the REIT Fund. Richard Imperiale, the officer of Uniplan responsible for managing the private accounts described below is the officer responsible for managing the investment portfolio of the REIT Fund. The data below is a composite of private accounts managed by Uniplan. While the data does not reflect all of the assets under management and may not accurately reflect the performance of all private accounts managed by Uniplan, the data does reflect all of Uniplan's assets under management with investment objectives similar to the REIT Fund. The private accounts to which the data below relates had the same investment objectives as the Fund and were managed using substantially similar, though not necessarily identical, investment strategies and techniques as those contemplated for use by the REIT Fund. The private accounts described below were not subject to the Investment Company Act of 1940. If they had been subject to the Investment Company Act, the performance of the accounts might have been adversely affected. All performance data is historical and investors should not consider this performance data as an indication of future performance of the REIT Fund or the results an individual investor might achieve by investing in the REIT Fund.

          All returns quoted are time-weighted total rates of return and include the reinvestment of dividends and interest. Performance results are presented net of all transaction costs, commissions and management and custodial fees charged by Uniplan. The performance information does not reflect sales charges on the REIT Fund's shares. The annual management fees and other expenses of each of Uniplan's accounts to which the data below relate averaged 1.05%, whereas the total operating expenses of the Class A shares and Class B shares of the REIT Fund are expected to be 1.15% and 1.90%, respectively. Because the expenses of the REIT Fund are expected to be higher than the expenses of Uniplan's private accounts, the actual performance of the private accounts would have been lower under the REIT Fund's fee structure. All information presented is based on data supplied by Uniplan or from statistical services, reports or other sources believed by Uniplan to be reliable, in accordance with standards established by the Association for Investment Management and Research. Investors should also be aware that other performance calculation methods may produce different results, and that comparison of investment results should consider qualitative circumstances and should be made only for portfolios with generally similar investment objectives.

                             ANNUAL RATES OF RETURN

                                             NAREIT EQUITY INDEX(2)<F13>
               COMPOSITE OF UNIPLAN             (FOR THE PERIOD ENDING
YEAR       REIT PRIVATE ACCOUNTS(1)<F12>             DECEMBER 31)
-------------------------------------------------------------------------
1989                  12.75%                              8.84%
1990                  -9.88%                            -15.35%
1991                  38.71%                             35.70%
1992                  15.48%                             14.59%
1993                  31.13%                             19.65%
1994                   3.83%                              3.17%
1995                  15.58%                             15.27%
1996                  37.44%                             35.27%
1997                  23.25%                             20.26%
1998                 -10.60%                            -17.51%
                   ---------                          ---------
(1)<F12>The calculation of the rates of return was perfromed inaccordance with the Performance Presentation Standards endorsed by the Association for Investment Management and Rtesearch (``AIMR''). Other performance calcualation methods, including the SEC method, may produce different results. The AIMR performance persentation criteris requrie the presentation of at least a ten year performance recrod or performance for the period since inception, if shorter.
(2)<F13>NAREIT is a registered trademark of The National Association of Real Estate Investment Trusts. The NAREIT Equity Index is a capitalization weighted index of all tax-qualified REITs listed on the New York Stock, American Stoack Exchange and the NASDAQ National Market System which have at least 75 % of their gross invested book assets invest directly or indirectly in the equity ownership or real estate.



   COMPOUNDED ANNUAL RATES OF RETURN FOR THE PERIOD ENDING DECEMBER 31, 1998

             COMPOSITE OF UNIPLAN REIT              NAREIT EQUITY
YEARS            PRIVATE ACCOUNTS                       INDEX
------------------------------------------------------------------
One Year             -10.60%                           -17.51%
Three Years           14.84%                            10.30%
Five Years            12.69%                             9.80%
Seven Years           15.56%                            11.88%
Inception             14.71%                            10.81%

                                APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

          Standard & Poor's Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, in as much as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB. Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B. Debt rated BB and B are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings.

  Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa. Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


(JEFFERSON FUNDS LOGO)

PURCHASE APPLICATION

Send completed application to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services LLC
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

1. INVESTMENT CHOICES
   Please indicate the amount you wish to invest $------------.

                                                                  DISTRIBUTION OPTIONS
                                                                   CAPITAL GAINS                             DIVIDENDS REINVESTED &
                          INITIAL INVESTMENT   CAPITAL GAINS &      REINVESTED &         CAPITAL GAINS AND        CAPITAL GAINS
                               AMOUNT        DIVIDENDS REINVESTED DIVIDENDS IN CASH*<F30> DIVIDENDS IN CASH*<F30>  PAID TO CASH
                                             --------------------------------------------------------------------------------------
[ ] JEFFERSON GROWTH      --------------           [ ]                 [ ]                       [ ]                   [ ]
        AND INCOME FUND
        CLASS A

[ ] JEFFERSON GROWTH      --------------           [ ]                 [ ]                       [ ]                   [ ]
        AND INCOME FUND
        CLASS B

[ ] JEFFERSON REIT FUND   --------------           [ ]                 [ ]                       [ ]                   [ ]
        CLASS A

[ ] JEFFERSON REIT FUND   --------------           [ ]                 [ ]                       [ ]                   [ ]
        CLASS B

[ ] JEFFERSON REGIONAL    --------------           [ ]                 [ ]                       [ ]                   [ ]
        BANK FUND
        CLASS A

[ ] JEFFERSON REGIONAL   --------------            [ ]                 [ ]                       [ ]                   [ ]
        BANK FUND
        CLASS B

                                              *<F30> Unless otherwise indicated, cash distributions will be mailed to the address in Section C.


2. INVESTOR NAME

[ ] Individual:

------------------------------------------------------------------------------
Name                                                  Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Joint owner:

------------------------------------------------------------------------------
Name                                                  Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Gift to minor:

------------------------------------------------------------------------------
Name of Custodian

------------------------------------------------------------------------------
Minor's Name                                          Birth date

-------------------------   ------------------------   -----------------------
Social Security No.         Citizen of [ ] U.S.        [ ] Other

[ ] Corporation, partnership, or other entity (A corporate resolution is required).

------------------------------------------------------------------------------
Name of entity

------------------------------------------------------------------------------
Taxpayer Identification Number


3. MAILING ADDRESS.


------------------------------------------------------------------------------
Street, Apt.                                    City/State/Zip

(       )
------------------------------------------------------------------------------
Daytime phone

SEND DUPLICATE STATEMENT TO:

(       )
------------------------------------------------------------------------------
Daytime phone

------------------------------------------------------------------------------
Street, Apt.                                    City/State/Zip

4. INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTION. The minimum initial investment is $2,500 for shares of Jefferson Funds. Minimum additions to the Fund are $100.

My initial investment is $------------------.

My investment is being sent

[ ] by check.  (Payable to Jefferson Fund Group Trust).

[ ] by wire. (The establishment of a new account by wire transfer should be preceded by a telephone call to Firstar Mutual Fund Services, LLC at 1-800-216-9785 to provide information for the setting up of the account. Please see the prospectus for complete Federal wire instructions. A completed share purchase application must also be sent to The Jefferson Fund Group Trust at the above address immediately following the investment.)


*<F1>If you would like your cash payments automatically deposited to your checking or savings account, please check this box [ ]. Also check "Fund Link Redemption" box and provide appropriate bank information in item 6 (Telephone Options) on the reverse side of this form.

5. LETTER OF INTENT. (This option available for Class A shares only). I agree to the Letter of Intent conditions stated in the current prospectus. I intend to invest within a 13-month period beginning on ------------------ (initial purchase date) in shares of the Fund purchased with this application, an aggregate amount which, together with the value of shares of the Fund owned by me on the initial purchase date, will be at least equal to:
 [ ] $50,000   [ ] $100,000   [ ] $500,000   [ ] $1,000,000   [ ] $3,000,000
(If no date is specified, the initial purchase date will be the date of this purchase).

6.TELEPHONE OPTIONS. You will automatically have certain telephone exchange and redemption privileges described below for yourself and your dealer representative, unless you decline such privileges below.
[ ] Telephone Redemption. The proceeds will be mailed to the address of record or deposited to your bank account. $1,000 minimum/$50,000 maximum telephone redemption. (Complete bank account information below).
[ ] Fund Link Redemption*<F2>. Permits the liquidation of my shares with proceeds electronically sent to your bank account. (Complete bank account information below).
[ ] Fund Link Purchase*<F2>. Permits the purchase of shares using your bank account to clear the transaction. (Complete bank account information below).
[ ] I do not wish to allow telephone transactions on my accounts.


------------------------------------------------------------------------------
Name of bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip
*<F2>For Fund Link options, your signed application must be received at least 15 business days prior to initial transaction. To assure proper crediting/debiting of your bank account, please attach a voided check or deposit slip.


7. AUTOMATIC INVESTMENT PLAN. Please start my Automatic Investment Plan as described in the Prospectus beginning (month) ---------------- (year) -------. I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for The Jefferson Fund Group Trust, to automatically transfer $------------- (minimum $100) directly from my checking, NOW, or savings account named below on the -------- day of each month or the first business day thereafter. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.


------------------------------------------------------------------------------
Name(s) on bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

------------------------------------------------------------------------------
Signature of bank account owner                 Signature of joint owner

Your signed application must be received at least 15 business days prior to initial transaction/ An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your application.


8. SIGNATURES AND CERTIFICATION. I am (we are) of legal age, have received and read the Prospectus, and agree to the terms therein. I (we) certify that (1) the Social Security or Taxpayer Identification Number provided above is correct and (2) that the IRS has never notified me (us) that I am (we are) subject to 31% backup withholding.

UNDER THE PENALTY OF PERUJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER
OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IN MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING WITHER AS A REUSLT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENS, OR THE IRS HAS NOTIFIES ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.



------------------------------------------------------------------------------
Signature of individual                          Date

------------------------------------------------------------------------------
Signature of joint owner                         Date

------------------------------------------------------------------------------
Signature of authorized officers, partners, trustees or others       Date


9.DEALER INFORMATION. (Please be sure to complete representative's first name and middle initial).

------------------------------------------------------------------------------
Dealer name

DEALER HEAD OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number

REPRESENTATIVE'S BRANCH OFFICE

------------------------------------------------------------------------------
Address

------------------------------------------------------------------------------
City/State/Zip

------------------------------------------------------------------------------
Telephone number                           Rep's A.E. number


 (JEFFERSON FUNDS LOGO)

SUPPLEMENTAL APPLICATION

This supplemental application may be used to add special investment options described in the Prospectus.
It must be accompanied by a completed purchase application if an account has not been established.


Send completed application to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services, LLC
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

1. ACCOUNT REGISTRATION ADDRESS.


------------------------------------------------------------------------------
Investor name                                   Social Security number

------------------------------------------------------------------------------
Account number (if existing account)            Daytime phone number (Area code)

------------------------------------------------------------------------------
Address                                          City/State/Zip


2. AUTOMATIC INVESTMENT PLAN. Please start my Automatic Investment Plan as described in the Prospectus beginning
(month) ----------------- (year) ------ . I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for The Jefferson Fund Group Trust, to automatically transfer $------------- (minimum $100) directly from my checking, NOW, or savings account named below on the ----------- day of each month or the first business day thereafter. I understand that I will be assessed a $20 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.


------------------------------------------------------------------------------
Name(s) on bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

------------------------------------------------------------------------------
Signature of bank account owner                 Signature of joint owner

Your signed application must be received at least 15 business days prior to initial transaction. AN UNSIGNED VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP IS REQUIRED WITH YOUR APPLICATION.


3. SYSTEMATIC WITHDRAWALS. A balance of at least $10,000 is required for this option.
I would like to withdraw from Jefferson Funds $------------- ($100 minimum) as follows:


[ ]I would like to have payments made to me on or about the -----th day of each month, OR
[ ]I would like to have payments made to me on or about the -----th day of the months that I have circled below:

Jan.  Feb.  Mar.  Apr.  May   June   July   Aug.   Sept.   Oct.   Nov.   Dec.

[ ]I would like to have my payments automatically deposited to my checking or savings account. I have attached a voided check or deposit slip. (A check will be mailed to the above Account registration address if this box is not checked)

4.TELEPHONE OPTIONS. You will automatically have certain telephone exchange and redemption privileges described below for yourself and your dealer representative, unless you decline such privileges below.

[ ]Telephone Redemption. The proceeds will be mailed to the address of record or deposited to your bank account.
$1,000 minimum/$50,000 maximum telephone redemption. (Complete bank account information below).

[ ]Fund Link Redemption*<F3>. Permits the liquidation of my shares with proceeds electronically sent to your bank account.
(Complete bank account information below).

[ ]Fund Link Purchase*<F3>. Permits the purchase of shares using your bank account to clear the transaction.
(Complete bank account information below).

[ ]I do not wish to allow telephone transactions on my accounts.


------------------------------------------------------------------------------
Name of bank account

------------------------------------------------------------------------------
Bank name                                        Account number

------------------------------------------------------------------------------
Bank address                                    City/State/Zip

*<F3>For Fund Link options, your signed application must be received at least 15 business days prior to initial transaction.
To assure proper crediting/debiting of your bank account, please attach a voided check or deposit slip.

5. SIGNATURES.  Please sign exactly as your name(s) appear(s) on your account.

------------------------------------------------------------------------------
Signature                                                           Date

------------------------------------------------------------------------------
Joint owner signature (if any)     Title (if officer, trustee, custodian, etc)

------------------------------------------------------------------------------
Date

------------------------------------------------------------------------------
Signature(s) guaranteed by

(A guarantee is required to add telephone options to existing accounts. Your signature should be guaranteed by your banker or broker-dealer. A notary public is not acceptable.)

(JEFFERSON FUNDS LOGO)

INDIVIDUAL RETIREMENT ACCOUNT (IRA) APPLICATION


Send completed application to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services, LLC
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

------------------------------------------------------------------------------
1. INVESTOR INFORMATION.

------------------------------------------------------------------------------
Investor name                                   Daytime phone

------------------------------------------------------------------------------
Address                                         City/State/Zip

------------------------------------------------------------------------------
Social Security number                          Birth date

2. BENEFICIARY DESIGNATION (OPTIONAL). If no beneficiary is named, in the event of your death your IRA will be payable to your estate.

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Beneficiary name                                Relationship

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Address                                         City/State/Zip

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Social Security number                          Birth date

3. TYPE OF IRA. (Please select only one of the following account types)
[ ] Individual Retirement Account ($250 minimum)
[ ] Rollover IRA
[ ] SEP IRA
[ ] SIMPLE IRA (Must be accompanied by IRSforms 5305 SA and 5304 SIMPLE)
[ ] Roth IRA
[ ] Conversion Roth IRA (only available to individuals with single or joint
    Adjusted Gross Income of $100,000 or less).
    Year of Conversion -------- (Year in which traditional IRA was converted to a Roth IRA.)


4. INVESTMENT CHOICES. Total Investment $------------------
Fill in the amount or percentage of the total to be invested in each Fund (Minimum investment is $250 per fund.)
                                                Amount              Percentage
[ ] Jefferson Growth & Income Fund Class A      $-----------------  ---------%
[ ] Jefferson Growth & Income Fund Class B      $-----------------  ---------%
[ ] Jefferson REIT Fund Class A                 $-----------------  ---------%
[ ] Jefferson REIT Fund Class B                 $-----------------  ---------%
[ ] Jefferson Regional Bank Fund Class A        $-----------------  ---------%
[ ] Jefferson Regional Bank Fund Class B        $-----------------  ---------%


5. TYPE OF CONTRIBUTION. (Please select one of the following types of contributions)
[ ] Yearly Contribution for Tax Year -------- (If prior year, must be mailed on or before April 15th).
[ ] Transfer (assets are a direct transfer from previous custodian). Please attach transfer form.
[ ] Rollover assets (You had physical receipt of assets for less than 60 days) from previous IRA.
[ ] Direct Rollover of Assets from your employer sponsored plan (you did not have receipt of assets). Please indicate previous account type. (Direct rollovers not allowed into a Roth IRA.)

--- Corporate   --- Pension Plan   --- Profit Sharing Plan   --- 401(k)   ---
403(b)   --- Other (please specify)-----------------------
[ ] Rollover Roth (Rollover of Traditional IRA to Conversion Roth IRA).


6.SIGNATURES. I adopt the Jefferson Fund Group Trust Individual Retirement Account and appoint Firstar Bank Milwaukee, N.A. to perform custodial and other administrative services specified in the IRA Custodial Agreement. I have received and read the Prospectus for the Fund and have read and understood the IRA Custodial Agreement and Disclosure Statement. I certify under penalties of perjury that my Social Security number (above) is correct, and that I am of legal age. If I am opening this IRA with a distribution from an employer-sponsored retirement plan or another individual retirement account, I certify that the distribution qualifies as a rollover contribution. I understand that the fees relating to my IRA may be separately billed or collected by redeeming sufficient shares from my Fund account balance. I agree to provide the Internal Revenue Service with information as required. I further agree to follow all of the terms and conditions of the IRA Custodial Agreement.


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Signature                                                           Date
Appointment as custodian accepted:

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   Firstar Bank Milwaukee, N.A.                                     Date

7.DEALER INFORMATION. (Please be sure to complete representative's first name and middle initial).


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Dealer name

DEALER HEAD OFFICE

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Address

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City/State/Zip

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Telephone number

REPRESENTATIVE'S BRANCH OFFICE

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Address

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City/State/Zip

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Telephone number                             Rep's A.E. number


(JEFFERSON FUNDS LOGO)

INDIVIDUAL RETIREMENT ACCOUNT (IRA) TRANSFER FORM

Use this form to transfer assets from an existing IRA to oneor more of the Jefferson Fund. Please call 800-216-9785 if you have any questions.
Send completed application along with your IRA application or existing Jefferson Funds account number to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services, LLC

Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202

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1. INVESTOR INFORMATION.

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Investor name                                   Social Security number

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Address                                         City/State/Zip

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Daytime phone                                   Evening phone

2. PLEASE TRANSFER MY IRA FROM.

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Name of current custodian (bank, mutual fund, etc.)

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Address                                         City/State/Zip

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Acc't No. or Certificate of Deposit (CD)        Maturity date (if applicable)

If Certificate of Deposit, please transfer [ ] immediately     [ ] at maturity

3. PLEASE CHECK ONE: (If you are opening a new account, you will need to accompany this form with a completed IRA Application).

[ ] Open a new*<F1> Jefferson Fund(s).
   *<F1>If you are opening a new account, this form must be accompanied by a completed IRA Application

[ ] IRA
[ ] Rollover IRA
[ ] SEP-IRA
[ ] SIMPLE
[ ] Roth IRA
[ ] **<F2>Conversion Roth IRA
      Year Established --------- (Year in which traditional IRA was converted to a Roth IRA.)

**<F2>Only available to individuals with single or joint Adjusted Gross Income of $100,000 or less.

[ ] Invest in my existing Jefferson Fund(s).

                   Account #

[ ] IRA           ------------------
[ ] Rollover IRA  ------------------
[ ] SEP-IRA       ------------------
[ ] SIMPLE        ------------------
[ ] Roth IRA      ------------------
[ ] **<F2>Conversion Roth IRA -----------------------------


                                 Account #           Investment
                                 if applicable       Amount or       Percentage
[ ] Jefferson Growth
    & Income Fund Class A        ------------        $----------     ---------%
[ ] Jefferson Growth & Income
     Fund Class B                ------------        $----------     ---------%
[ ] Jefferson REIT Fund
     Class A                     ------------        $----------     ---------%
[ ] Jefferson REIT Fund
     Class B                     ------------        $----------     ---------%
[ ] Jefferson Regional
     Bank Fund
     Class A                     ------------        $----------     ---------%
[ ] Jefferson Regional
     Bank Fund
     Class B                     ------------        $----------     ---------%


4. CONVERSION OF TRADITIONAL IRA TO ROTH IRA.
[ ] Check here if you are distributing assets from a traditional IRA with the intention of establishing a conversion Roth IRA.

5. SIGNATURES. (exactly as registered)

To current Custodian: Please consider this your authority to sell [ ] all of my assets or [ ] $-------- of my assets in the account identified in section 2 above and prepare a check to the appropriate Jefferson Fund(s). It is my intention to transfer these assets to the above-named fund, for which Firstar Bank Milwaukee, N.A. acts as Custodian. I understand a check will be sent regular mail unless I inform you to send the proceeds via an alternative method. I certify that I have received and read the prospectus for the fund into which I am transferring my IRA. Thank you for your prompt handling.

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Signature                                                           Date

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Signature guarantee                                                 Date

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Signature(s) guaranteed by

(A guarantee is required to add telephone options to existing accounts. Your signature should be guaranteed by your banker or broker-dealer. A notary public is not acceptable.)

6. ACCEPTANCE. (This portion is to be completed by the Custodian for the Jefferson Fund Group Trust).

Please be advised that Firstar Bank Milwaukee, N.A. has been appointed to serve as successor custodian of this IRA. Please send the check or Federal Wire representing the liquidation of the investments indicated above along with a copy of this form to identify the check as a transfer of assets to: The Jefferson Fund Group Trust, c/o Firstar Bank Milwaukee, N.A.
Mail address: P.O. Box 701, Milwaukee, WI 53201-0701
Overnight courier address: 615 East Michigan St., Milwaukee, WI 53202


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Accepted by



(JEFFERSON FUNDS LOGO)
EDUCATION IRA APPLICATION

Mail To:                               Overnight Express Mail To:
Jefferson Fund Group Trust             Jefferson Fund Group Trust
c/o Firstar Bank Milwaukee, N.A.       c/o Firstar Bank Milwaukee, N.A.
Mutual Fund Services                   Mutual Fund Services
P.O. Box 701                           615 E. Michigan St., 3rd Floor
Milwaukee, WI 53201-0701               Milwaukee, WI 53202-5207

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1. ACCOUNT HOLDER. (Beneficiary of Account)

-------------------------------------  -----  --------------------------------
FIRST NAME                              M.I.  LAST NAME

--------------------------------------------  --------------------------------
ADDRESS                                       CITY/STATE/ZIP

--------------------------------------------
PHONE NUMBER
--------------------------------------------  --------------------------------
SOCIAL SECURITY #                             BIRTHDATE (Mo/Dy/Yr)

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2. LEGALLY RESPONSIBLE PARTY. (If Account Holder is under age 18)

-------------------------------------  -----  --------------------------------
FIRST NAME                             M.I.   LAST NAME

--------------------------------------------  ---------------------------------
ADDRESS (IF DIFFERENT FROM ACCOUNT HOLDER)    CITY/STATE/ZIP

-------------------------------------------  ----------------------------------
DAYTIME PHONE NUMBER                          RELATIONSHIP

[ ] Check this box if the responsible party wishes to continue to control the account after the Account Holder attains age of majority in his/her state in accordance with the terms described in the optional portion of Article VI of the Educational Individual Retirement Custodial Account agreement.

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3. TYPE OF EDUCATION IRA. (Check one)
[ ] Education Individual Retirement Account (Minimum contribution $250. Maximum contribution $500 per account holder per year.)
   For Tax Year 19----.
[ ] Rollover Account. If Rollover Account, please specify the type of Rollover.
               [ ] Own Education IRA to Own Education IRA.
               [ ] Qualifying Family Member's Education IRA to Account Holder's
                    Education IRA.
[ ] Transfer Account -- Check this box if assets are a direct transfer from current Education IRA custodian (you will not have personal receipt of assets) and complete an Education IRA Transfer Form.

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4.YOUR INVESTMENT INSTRUCTIONS.
Fill in the amount to be invested in the Fund (Minimum investment per Fund
$250.)
($500 maximum investment per year.)
                                                Amount
[ ] Jefferson Growth & Income Fund Class A      $-----------------
[ ] Jefferson Growth & Income Fund Class B      $-----------------
[ ] Jefferson REIT Fund Class A                 $-----------------
[ ] Jefferson REIT Fund Class B                 $-----------------
[ ] Jefferson Regional Bank Fund Class A        $-----------------
[ ] Jefferson Regional Bank Fund Class B        $-----------------

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5.ACKNOWLEDGEMENT AND SIGNATURES.

I adopt the Jefferson Fund Group Trust Education IRA and appoint Firstar
Bank Milwaukee, N.A. to act as custodian and perform administrative services.
I have received and read the Prospectus for the Fund(s) in which my account will be invested, and have read and understand the IRA Custodial Agreement and Disclosure Statement. I certify under penalties of perjury that my Social Security Number (above) is correct. I understand that the Custodian will charge fees that are shown in the Disclosure Statement (or any update thereto) and they may be separately billed or collected by redeeming sufficient shares from my Fund(s) account balance. I will supply the Internal Revenue Service with information as to any taxable year as required unless filed by the Custodian.


If the Account Holder is not of legal age, I certify that I am the Legally Responsible Party for the Account Holder named above. I consent to all the terms and conditions of this Education IRA on behalf of the Account Holder (including the terms and conditions of the preceding paragraph), and I certify that I am authorized to take any and all actions with respect to the Account Holder's Education IRA, and that such actions shall be binding and nonvoidable.

I certify that if I am not a responsible individual with respect to the account holder, that I have obtained a responsible individual's consent to the terms of the aforegoing.

---------------------------------------------------------
DEPOSITOR/LEGALLY RESPONSIBLE INDIVIDUAL SIGNATURE

I have read, accept and incorporate the Custodial Agreement and Disclosure Statement herein, by reference. I appoint Firstar Bank Milwaukee, N.A. or its successors, as Custodian of the account(s).

----------------------------------------------------   ------------------------
   Firstar Bank Milwaukee, N.A. AUTHORIZED SIGNATURE            DATE

Appointment as custodian accepted:
FIRSTAR TRUST COMPANY


CUSTODIAN
FIRSTAR BANK MILWAUKEE, N.A.
615 East Michigan Street
Milwaukee, Wisconsin  53202


TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
FIRSTAR MUTUAL FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


LEGAL COUNSEL
FOLEY & LARDNER
Suite 3300
330 North Wabash Avenue
Chicago, Illinois 60611


DISTRIBUTOR
ADVISER DEALER SERVICES, INC.
6000 Memorial Drive
Dublin, Ohio 43017


INVESTMENT ADVISERS


GROWTH AND INCOME FUND
REIT FUND
UNIPLAN, INC.
839 North Jefferson Street
Milwaukee, Wisconsin 53202


REGIONAL BANK FUND
MARSHALL CAPITAL
MANAGEMENT, INC.
135 South LaSalle Street
Chicago, Illinois 60603


BOARD OF TRUSTEES


Lawrence Kujawski
Milwaukee, Wisconsin


Richard Imperiale
Milwaukee, Wisconsin


J. Michael Borden
Delavan, Wisconsin


John Hawke
Chicago, Illinois


F. L. Kirby
Chicago, Illinois


John Komives
Milwaukee, Wisconsin


Dennis Lasser
Binghamton, New York

  This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Trust has filed with the Securities and Exchange Commission. A Statement of Additional Information (the "SAI"), dated February 28, 1999, contains additional information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (800) SEC-0330). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. You should include the Trust's Registration Number when making your request. The Registration Number is 811-8958.

  Additional information about a Fund's investments is available in that Fund's annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance during the last fiscal year.

  Copies of the Statement of Additional Information and a Fund's annual and semi-annual reports will be provided promptly without charge upon written or telephone request. Written requests should be made by writing to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services, LLC, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 (for overnight and express mail, to: The Jefferson Fund Group Trust, c/o Firstar Mutual Fund Services, LLC, Mutual Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202), and telephone requests should be made by calling (800) 216-9785. You should use the same address and telephone number for general information requests and questions about individual accounts.

     P R O S P E C T U S


THE JEFFERSON FUND
GROUP TRUST


JEFFERSON GROWTH
AND INCOME FUND


JEFFERSON REGIONAL BANK FUND


JEFFERSON
REIT FUND


THE JEFFERSON FUND GROUP TRUST